Accounts and notes receivable	12 Months Ended
Dec. 31, 2020
Accounts and notes receivable
Accounts and notes receivable

5.Accounts and notes receivable

	As of
	December 31,
	2019	2020
	RMB	RMB
Accounts receivable	38,795	14,589
Notes receivable	—	5,500
Accounts and notes receivable	38,795	20,089

There was no allowance for doubtful accounts recorded as of December 31, 2019 and 2020 as there were no bad debt expenses incurred historically.